Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2009 TransUnion Corp-Predecessor	Mar. 31, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Mar. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2009 Parent TransUnion Corp. TransUnion Corp-Predecessor	Mar. 31, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Mar. 31, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Mar. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2009 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Mar. 31, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor
Current assets:
Cash and cash equivalents	$ 117.4	$ 154.3	$ 96.4	$ 96.4	$ 108.1	$ 107.8	$ 131.2	$ 149.1	$ 44.1	$ 75.3	$ 35.2	$ 35.2	$ 42.5	$ 34.6	$ 81.4	$ 102.4			$ 1.0			$ 0.1	$ 73.3	$ 79.0	$ 61.2	$ 61.2	$ 65.6	$ 72.1	$ 49.8	$ 46.7
Trade accounts receivable, net	180.8	163.6				139.4											106.6	98.0	89.5	24.1	19.5	15.0	50.1	46.1				34.9
Due from (to) affiliates									(15.1)	(14.9)				19.7			(89.4)	(82.5)	(40.7)	66.3	46.2	3.0	56.2	56.7				18.0			(18.0)	(5.5)
Other current assets	76.5	58.7				55.4			21.8	(0.3)				9.2			48.7	52.7	41.8	(0.9)	(0.7)		6.9	7.0				4.4
Current assets of discontinued operations						0.1																						0.1
Total current assets	374.7	376.6				302.7			50.8	60.1				63.5			65.9	68.2	91.6	89.5	65.0	18.1	186.5	188.8				129.5			(18.0)	(5.5)
Property, plant and equipment, net	116.3	121.2				109.0											91.1	95.8	73.5	7.9	7.8	9.4	17.3	17.6				26.1
Other marketable securities	10.8	11.4				10.3											10.8	11.4	10.3
Goodwill	1,809.0	1,804.2		267.5		275.2	223.7										1,145.6	961.6	6.3	136.2	324.6	189.9	527.2	518.0				79.0
Other intangibles, net	1,886.6	1,911.6				230.8											1,606.8	1,629.6	127.9	73.5	75.8	73.5	206.3	206.2				29.4
Other assets	100.1	95.7				77.8			1,609.9	1,611.8				(877.5)			1,065.2	1,235.2	526.3	2.4	2.2	2.4	45.7	42.4				39.4			(2,623.1)	(2,795.9)	387.2
Total assets	4,297.5	4,320.7				1,005.8			1,660.7	1,671.9				(814.0)			3,985.4	4,001.8	835.9	309.5	475.4	293.3	983.0	973.0				303.4			(2,641.1)	(2,801.4)	387.2
Current liabilities:
Trade accounts payable	82.1	77.5				75.1								0.3			40.4	43.2	46.0	27.8	18.9	16.8	13.9	15.4				12.0
Current portion of long-term debt	10.5	10.6				21.8								10.3			9.5	9.5	9.5			0.9	19.0	6.6				1.1			(18.0)	(5.5)
Other current liabilities	92.1	107.0				100.2			6.2	7.9				24.0			61.8	68.4	49.0	5.0	7.2	6.7	19.1	23.5				20.5
Current liabilities of discontinued operations						0.4																						0.4
Total current liabilities	184.7	195.1				197.5			6.2	7.9				34.6			111.7	121.1	104.5	32.8	26.1	24.4	52.0	45.5				34.0			(18.0)	(5.5)
Long-term debt	1,665.8	1,672.3				1,579.4											1,665.8	1,672.3	1,578.4				6.5	6.5				7.5			(6.5)	(6.5)	(6.5)
Other liabilities	660.8	667.4				53.3			(19.2)	(13.9)							589.5	589.6	30.3	2.1	2.0	6.5	88.4	89.7				16.5
Total liabilities	2,511.3	2,534.8				1,830.2			(13.0)	(6.0)				34.6			2,367.0	2,383.0	1,713.2	34.9	28.1	30.9	146.9	141.7				58.0			(24.5)	(12.0)	(6.5)
Redeemable noncontrolling interests	22.2	14.7																					22.2	14.7
Total TransUnion Corp. stockholders' equity	1,673.7	1,677.9				(848.6)			1,673.7	1,677.9				(848.6)			1,618.4	1,618.8	(877.3)	274.6	447.3	262.4	723.6	723.3				221.2			(2,616.6)	(2,789.4)	393.7
Noncontrolling interests	90.3	93.3				24.2																	90.3	93.3				24.2
Total stockholders' equity	1,764.0	1,771.2		(877.6)		(824.4)	(862.0)	249.4	1,673.7	1,677.9				(848.6)			1,618.4	1,618.8	(877.3)	274.6	447.3	262.4	813.9	816.6				245.4			(2,616.6)	(2,789.4)	393.7
Total liabilities and stockholders' equity	$ 4,297.5	$ 4,320.7				$ 1,005.8			$ 1,660.7	$ 1,671.9				$ (814.0)			$ 3,985.4	$ 4,001.8	$ 835.9	$ 309.5	$ 475.4	$ 293.3	$ 983.0	$ 973.0				$ 303.4			$ (2,641.1)	$ (2,801.4)	$ 387.2